SUPPLEMENTAL CASH FLOW INFORMATION - Cash and Non-Cash Movements in Financial Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jul. 01, 2017	Jun. 30, 2018	Jul. 01, 2017
Cash movements:
Repayment of debt	$ 0	$ 0	$ 0	$ (200)
Interest paid	(17)	(17)	(17)	(25)
Accounts receivable securitization repayments	0	(61)	0	0
Bank advances	0	(2)	0	0
Cash movements	(17)	(80)	(17)	(225)
Non-cash movements:
Amortization of debt issue costs	0	0	1	1
Interest expense	9	8	16	18
Interest expense	9	8	17	19
Net decrease in financial liabilities	$ (8)	$ (72)	$ 0	$ (206)